Business combinations - Additional Information (Detail) $ in Millions		12 Months Ended
	May 02, 2024 USD ($)	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 02, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Number of Business Acquired | Integer		0
Impairment loss		$ 3,890	$ 75	$ 515
OZ Minerals Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Cash transferred		5,868			$ 5,900
Goodwill recognised as of acquisition date		194
Impairment loss		$ 1,094
OZ Minerals Limited [member] | Goodwill [member]
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration	$ 2